Summary of Significant Accounting Policies - Schedule of Potential Additional Dilutive Securities Outstanding (Details) - shares	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Antidilutive securities outstanding	159,845,717	128,345,952	102,229,741
Warrant [Member]
Antidilutive securities outstanding	20,750,000	20,750,000	22,000,000
Convertible Debt [Member]
Antidilutive securities outstanding	139,095,717	107,595,952	80,229,741